Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Less: accumulated depreciation	$ (1,984)	$ (1,158)
Property, plant, and equipment, net	$ 4,192	2,104
Computers and software
Property and Equipment, Net
Useful lives	60 months
Property and equipment, gross	$ 961	423
Office furniture
Property and Equipment, Net
Useful lives	80 months
Property and equipment, gross	$ 343	271
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	$ 3,387	1,685
Medical equipment
Property and Equipment, Net
Useful lives	60 months
Property and equipment, gross	$ 805	515
Construction in progress
Property and Equipment, Net
Property and equipment, gross	518	205
Equipment capital lease assets
Property and Equipment, Net
Property and equipment, gross	$ 162	$ 163